Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses:
General and administrative expenses	$ 6,579	$ 3,810	$ 1,268
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	1,866	808	399
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	495	759	201
Professional and directors fee [Member]
General and administrative expenses:
General and administrative expenses	1,407	1,007	495
Business development [Member]
General and administrative expenses:
General and administrative expenses	1,348	74	87
Office maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	768	211	58
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	368	871
Expenses due to litigations & claims [Member]
General and administrative expenses:
General and administrative expenses	250
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	$ 77	$ 80	$ 28